Share based compensation - Equity-settled share-based compensation - Restricted Stock Units (Details) € / shares in Units, € in Millions				6 Months Ended	12 Months Ended
	Jun. 10, 2026 shares director	Jun. 11, 2025 shares director	Jun. 12, 2024 shares director	Jun. 30, 2026 EUR (€) shares € / shares	Dec. 31, 2025 EUR (€) € / shares	Dec. 31, 2024 € / shares
Share-Based Compensation
Expense from equity-settled share-based payment transactions | €				€ 2.4	€ 2.9
Fair value of the re-priced warrants | €				€ 0.9
RSU
Share-Based Compensation
Granted | shares	358,267	146,531	103,642
Subscription price per share | € / shares				€ 0.1718	€ 0.1718	€ 0.1718
Number of directors | director	7	7	7
Number of outstanding warrants | shares				358,267